Convertible notes	6 Months Ended
Jun. 30, 2021
Convertible notes
Convertible notes

10Convertible notes

In March 2021, the Company issued convertible notes resulting in gross proceeds of £25 million.

No interest accrues or is payable on the notes.

The Company can raise up to a further £50 million in convertible notes without recourse. Issuing notes in excess of £50m requires the consent of the existing noteholders.

The notes are convertible in the event of the Company entering a transaction with a special purpose acquisition company (“SPAC”) or any new equity funding raise prior to a SPAC transaction. A SPAC transaction means a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination of the Company by or with a SPAC.

The notes convert to A Ordinary Shares in the capital of the Company by reference to the price per security value in the SPAC transaction or new equity fund raise.

The notes are redeemable by the Company only by agreement of the noteholders.